The Advisors’ Inner Circle Fund (The “TRUSt”)

Westwood LargeCap Value Fund (the “LargeCap Value Fund”)

Westwood Low Volatility Equity Fund (the “Low Volatility Equity Fund”)

Westwood SMidCap Plus Fund (the “SMidCap Plus Fund”)

Westwood SMidCap Fund (the “SMidCap Fund”)

Westwood SmallCap Fund (the “SmallCap Fund”)

Westwood Income Opportunity Fund (the “Income Opportunity Fund”)

Westwood Emerging Markets Fund (the “Emerging Markets Fund”)

Westwood Short Duration High Yield Fund (the “Short Duration High Yield Fund”)

Westwood Market Neutral Income Fund (the “Market Neutral Income Fund”)

Westwood Strategic Convertibles Fund (the “Strategic Convertibles Fund”)

Westwood Flexible Income Fund (the “Flexible Income Fund”)

Westwood Emerging Markets Plus Fund (the “Emerging Markets Plus Fund,” and, together with the LargeCap Value Fund, Low Volatility Equity Fund, SMidCap Plus Fund, SMidCap Fund, SmallCap Fund, Income Opportunity Fund, Emerging Markets Fund, Short Duration High Yield Fund, Market Neutral Income Fund, Strategic Convertibles Fund and Flexible Income Fund, the “Funds”)

Supplement dated August 29, 2019 to:

•	the Funds’ Institutional Shares Statutory Prospectus, dated March 1, 2019, as supplemented March 22, 2019, May 17, 2019, July 29, 2019 and August 22, 2019 (the “Institutional Prospectus”);

•	the LargeCap Value Fund’s, Income Opportunity Fund’s, Emerging Markets Fund’s, Short Duration High Yield Fund’s and Emerging Markets Plus Fund’s A Class Shares Statutory Prospectus, dated March 1, 2019, as supplemented March 22, 2019 and July 26, 2019 (the “A Class Prospectus”);

•	the Funds’ Statement of Additional Information, dated March 1, 2019, as supplemented March 22, 2019, May 17, 2019, July 29, 2019 and August 22, 2019 (the “SAI”); and

•	the following Summary Prospectuses (the “Summary Prospectuses,” and, together with the Institutional Prospectus and A Class Prospectus, the “Prospectuses”):

▪	the LargeCap Value Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019;
▪	the Low Volatility Equity Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019, as supplemented March 22, 2019;
▪	the SMidCap Plus Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019, as supplemented May 17, 2019 and August 22, 2019;
▪	the SMidCap Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019, as supplemented May 17, 2019;
▪	the SmallCap Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019;
▪	the Income Opportunity Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019, as supplemented March 22, 2019 (the “Income Opportunity Summary Prospectus”);
▪	the Emerging Markets Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019;
▪	the Short Duration High Yield Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019;

▪	the Market Neutral Income Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019;
▪	the Strategic Convertibles Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019; and
▪	the Flexible Income Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019.

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI, and should be read in conjunction with the Prospectuses and SAI.

I.       As of September 3, 2019 (the “Effective Date”), Institutional Shares of the Funds will only be available for purchase by certain categories of investors. Accordingly, as of the Effective Date, the Prospectuses are hereby amended and supplemented as follows:

1.       The following disclosure is hereby added to the “Purchase and Sale of Fund Shares” sections of the Summary Prospectuses and the Institutional Prospectus, and the “Purchasing, Selling and Exchanging Fund Shares” section of the Institutional Prospectus:

Institutional Shares are offered exclusively to:

•	certain retirement plans established for the benefit of employees and former employees of the Adviser or its affiliates;
•	defined benefit retirement plans, endowments or foundations;
•	banks and trust companies or law firms acting as trustee or manager for trust accounts;
•	investors who purchase shares through asset-based fee programs available through financial intermediaries;
•	insurance companies; and
•	Institutional Shares shareholders purchasing Institutional Shares through the reinvestment of dividends or other distributions.

2.       The following disclosure is hereby added to the “Involuntary Redemptions of Your Shares” section of the Institutional Prospectus:

The Funds reserve the right to determine which potential investors qualify as eligible investors for Institutional Shares of the Funds. Institutional Shares of a Fund held by a non-eligible investor are subject to involuntary redemption by the Fund.

3.       The second paragraph of the “Purchasing, Selling and Exchanging Fund Shares” section of the A Class Prospectus is hereby deleted.

II.       As of the Effective Date, the Income Opportunity Fund’s benchmarks will be changed as follows:

Current Broad-Based Index	New Broad-Based Index
FTSE 10-Year Treasury Index	Bloomberg Barclays U.S. Aggregate Bond Index

Current Additional Indexes	New Additional Indexes
FTSE 3-Month Treasury Bill Index; S&P 500 Index; FTSE NAREIT U.S. Equity Index; Blended 25/25/25/25 FTSE 10-Year Treasury Index/FTSE 3-Month Treasury Bill Index/S&P 500 Index/FTSE NAREIT U.S. Equity Index	S&P 500 Index; Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index

Accordingly, as of the Effective Date, the Income Opportunity Summary Prospectus and the Institutional Prospectus are hereby amended and supplemented as follows:

1.       The first paragraph of the “Performance Information” section of the Income Opportunity Summary Prospectus, and the corresponding section of the Institutional Prospectus, is hereby deleted and replaced with the following:

The bar chart and the performance table below illustrate the risks and volatility of an investment in Institutional Shares of the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year for the past 10 years and by showing how the Fund’s Institutional Shares’ average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and additional indexes, including a blended benchmark that represents the investment strategy of the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.westwoodfunds.com or by calling 1-877-FUND-WHG (1-877-386-3944).

2.       The “Average Annual Total Returns for Periods Ended December 31, 2018” section of the Income Opportunity Summary Prospectus, and the corresponding section of the Institutional Prospectus, is hereby deleted and replaced with the following:

This table compares the Fund’s Institutional Shares’ average annual total returns for the periods ended December 31, 2018 to those of an appropriate broad-based index and additional indexes, including a blended benchmark that represents the investment strategy of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

WESTWOOD INCOME OPPORTUNITY FUND – INSTITUTIONAL	1 Year	5 Years	10 Years	Since Inception (12/19/05)
Fund Returns Before Taxes	(4.87)%	3.66%	7.29%	6.12%
Fund Returns After Taxes on Distributions	(6.24)%	2.80%	6.55%	5.23%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	(2.17)%	2.75%	5.91%	4.82%
FTSE 10-Year Treasury Index (reflects no deduction for fees, expenses or taxes)[1]	(0.02)%	2.64%	2.23%	4.05%
FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[1]	1.86%	0.61%	0.35%	1.13%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[1]	(4.38)%	8.49%	13.12%	7.66%
FTSE NAREIT U.S. Equity Index (reflects no deduction for fees, expenses, or taxes)[1]	(4.04)%	8.32%	12.53%	6.65%
Blended 25/25/25/25 FTSE 10-Year Treasury Index/FTSE 3-Month Treasury Bill Index/S&P 500 Index/FTSE NAREIT U.S. Equity Index (reflects no deduction for fees, expenses or taxes)[1]	(1.31)%	5.22%	7.43%	5.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[1]	0.01%	2.52%	3.48%	3.96%
Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index (reflects no deduction for fees, expenses or taxes)[1]	(1.47)%	5.04%	7.49%	5.69%

[1]	As of September 3, 2019, to better reflect the Fund’s principal investment strategies, (1) the Fund’s broad-based index changed from the FTSE 10-Year Treasury Index to the Bloomberg Barclays U.S. Aggregate Bond Index; (2) the FTSE 3-Month Treasury Bill Index, FTSE NAREIT U.S. Equity Index and Blended 25/25/25/25 FTSE 10-Year Treasury Index/FTSE 3-Month Treasury Bill Index/S&P 500 Index/FTSE NAREIT U.S. Equity Index were removed as additional indexes of the Fund; and (3) the Blended 60/40 Bloomberg Barclays U.S. Aggregate Bond Index/S&P 500 Index became an additional index of the Fund.

III.       As of the Effective Date, A Class Shares of the Income Opportunity Fund will be offered in a separate prospectus and SAI. Accordingly, as of the Effective Date, all references to the A Class Shares of the Income Opportunity Fund in the A Class Prospectus and the SAI are hereby deleted.

Please retain this supplement for future reference.

WHG-SK-065-0100

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